Related-Parties and Party-in-Interest Transactions (Details) - Covista Retirement Plan (the "Plan") - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related-Parties and Party-in-Interest Transactions
Investment and administrative expenses	$ 781,507	$ 609,651
Investments at fair value	672,063,701	578,521,326
Employer Common Stock
Related-Parties and Party-in-Interest Transactions
Investments at fair value	9,908,025	9,585,090
Fidelity
Related-Parties and Party-in-Interest Transactions
Investment and administrative expenses	$ 348,408	$ 263,290
Employer | Employer Common Stock
Related-Parties and Party-in-Interest Transactions
Shares held	95,757	105,505
Investments at fair value	$ 9,908,025	$ 9,585,090
Shares purchased	4,786	4,893
Shares sold	14,534	15,521